Net Interest Income - Summary of Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 236,793		₩ 192,094	₩ 106,698
Financial assets at FVTOCI	1,281,642	$ 867,146	999,407	632,615
Financial assets at amortized cost
Interest on due from banks	624,006		543,789	244,331
Interest on loans	19,116,813		18,042,706	13,109,022
Interest of other receivables	111,031		81,045	46,637
Sub-total (Loans and other financial assets at amortized cost)	19,851,850		18,667,540	13,399,990
Securities at amortized cost	643,056		782,513	515,246
Sub-total	20,494,906	13,866,648	19,450,053	13,915,236
Interest income	₩ 22,013,341	$ 14,894,006	₩ 20,641,554	₩ 14,654,549